Condensed interim consolidated statement of comprehensive profit or loss - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Condensed interim consolidated statement of comprehensive profit or loss
Revenue	$ 11,116,013	$ 21,671,391
Cost of sales	(9,352,628)	(24,409,896)
Gross income/(loss)	1,763,385	(2,738,505)
General and administrative expenses	(2,786,562)	(40,163,103)
Selling and marketing costs	(19,967)	(11,165,925)
Other expenses	(2,305,274)	(1,906,995)
Other income	16,767,714	4,649
Operating profit/(loss)	13,419,296	(55,969,879)
Change in fair value of financial liabilities	149,430	62,324,575
Recapitalization cost		(139,609,424)
Impairment of financial assets		(10,000,890)
Gain on disposal of subsidiaries	967,310
Write-down of assets held for sale	(10,889,775)
Finance income	4,834	77,735
Finance cost	(61,810)	(3,474,108)
Profit/(loss) before tax from continuing operations	3,589,285	(146,651,991)
Income tax benefit		672,857
Profit/(loss) for the period from continuing operations	3,589,285	(145,979,134)
Discontinued operations
Loss for the period/year from discontinued operations	(1,511,817)	(15,640,435)
Profit/(loss) for the period	2,077,468	(161,619,569)
Attributable to:
Equity holders of the Parent Company	2,077,468	(159,738,379)
Non-controlling interests		(1,881,190)
Profit/(loss) for the period	$ 2,077,468	$ (161,619,569)
Profit/(loss) per share attributable to equity holders of the Parent Company
Basic	$ 0.32	$ (1.50)
Diluted	$ 0.25	$ (1.50)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations, net of tax	$ (2,945,749)	$ (1,588,579)
Total comprehensive loss for the period	(868,281)	(163,208,148)
Attributable to:
Equity holders of the Parent Company	(868,281)	(161,326,958)
Non-controlling interests		(1,881,190)
Total comprehensive loss for the period	$ (868,281)	$ (163,208,148)